Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-Current
Tax credits	$ 10,992	$ 8,191
Trust funds	54,782	58,623
Prepaid expenses	792	219
Other	12,199	5,340
Other non current receivables	78,765	72,373
Current
Tax credits	10,925	15,508
Guarantee deposit	9,605	8,485
Receivables from related parties	10,140	9,113
Prepaid expenses	4,849	3,851
Government grants to receive	7,193	17,643
Other	15,088	11,821
Other current receivables	$ 57,800	$ 66,421